Additional Financial Information	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information

Note 15. Additional Financial Information
The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Depreciation expense	$15,186	$14,741	$14,227
Interest costs on debt balances	5,399	5,256	4,961
Net amortization of debt discount	174	155	119
Capitalized interest costs	(740)	(678)	(704)
Advertising expense	2,682	2,643	2,744

Other income (expense), net
Interest income	$94	$82	$59
Other components of net periodic benefit (cost) income	3,068	(11)	(2,190)
Other, net	(798)	(2,092)	(1,658)
	$2,364	$(2,021)	$(3,789)

Balance Sheet Information

	(dollars in millions)
At December 31,	2018	2017
Accounts payable and accrued liabilities
Accounts payable	$7,232	$7,063
Accrued expenses	5,948	6,756
Accrued vacation, salaries and wages	6,268	4,521
Interest payable	1,570	1,409
Taxes payable	1,483	1,483
	$22,501	$21,232

Other current liabilities
Dividends payable	$2,512	$2,429
Contract liability(1)	4,207	4,050
Other	1,520	1,873
	$8,239	$8,352

(1) Prior to the adoption of Topic 606, liabilities related to contracts with customers included advance billing and deferred revenues. These balances have been reclassified to conform to current year presentation.

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Cash Paid
Interest, net of amounts capitalized	$4,408	$4,369	$4,085
Income taxes, net of amounts refunded	2,213	4,432	9,577

Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement non-current receivables	$(509)	$(579)	$(3,303)
Other, net	728	1,255	204
	$219	$676	$(3,099)

Other, net Cash Flows from Financing Activities
Net debt related costs	$(141)	$(3,599)	$(1,991)
Change in short-term obligations, excluding current maturities	(790)	(170)	(149)
Other, net	(893)	(670)	(765)
	$(1,824)	$(4,439)	$(2,905)

In March 2017, the Verizon Board of Directors authorized a share buyback program to repurchase up to 100 million shares of the Company's common stock. The program will terminate when the aggregate number of shares purchased reaches 100 million, or at the close of business on February 28, 2020, whichever is sooner. During the years ended December 31, 2018, 2017, and 2016, Verizon did not repurchase any shares of Verizon’s common stock under our authorized share buyback programs. At December 31, 2018, the maximum number of shares that could be purchased by or on behalf of Verizon under our share buyback program was 100 million.

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareholder plans. During the years ended December 31, 2018, 2017, and 2016, we issued 3.5 million, 2.8 million and 3.5 million common shares from Treasury stock, respectively, which had an insignificant aggregate value.